PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4:	PROPERTY AND EQUIPMENT

	December 31,
	2018	2017
Cost:

Computers and peripheral equipment	$1,048	$1,037
Office furniture and equipment	190	190
Leasehold improvements	31	28

	1,269	1,255
Accumulated depreciation:

Computers and peripheral equipment	1,021	962
Office furniture and equipment	172	170
Leasehold improvements	16	16

Accumulated depreciation	1,209	1,148

Depreciated cost	$60	$107

The depreciation expense for the years ended December 31, 2018, 2017 and 2016 amounted to $61, $77 and $68, respectively.